PIC SMALL CAP. GROWTH FUND
Annual Report
October 31, 1995

PIC SMALL CAP. GROWTH FUND
President's Message
The following is an interview with the members of the investment team at Provident Investment Counsel regarding the PIC Small Cap Growth Portfolio (the "portfolio").

     Question: How did the PIC Small Cap Growth Fund perform relative to overall markets for the fiscal year ended October 31, 1995?

Answer: The Standard and Poors 500 Index, a broad measure of the market's overall performance, rose 23.11%, while the Fund rose 44.88%. The Russell 2000 Index and the Wilshire Small Company Growth Index, two widely recognized independent consultant benchmarks for small capitalization stocks, rose 20.59% and 25.20%, respectively.

     Question: The broad market reached record levels early in 1995 and has continued to advance for most of the year. What were some of the factors attributable to this rise?

Answer: The year 1994 ended with uncertainty and weak financial markets due to an economic transition that had taken place during the year which included the Federal Reserve Board of Governors raising interest rates six times. During the first quarter of 1995 investors gained confidence that the economy was beginning to slow in reaction to the rate increases. The market's advance began despite a weak dollar and an economic crisis in Mexico with the hopes of a domestic soft landing for the economy.

     Question: What are some of the sectors that have helped the overall markets and the Fund's performance?

Answer: The technology sector has provided leadership most of the year supported by high rates of revenue and earnings growth, along with visibility for future sustainable growth. Companies in fields such as telecommunications, specialty finance, consumer services, health care and health technology also added to the market and the Fund's performance.

Question: Will these sectors continue to lead the market going forward?

Answer: We believe selected stocks in these sectors that have a sustainable revenue and earnings growth rates will be rewarded going forward. We have begun to see a greater disparity in performance of individual issues in strong segments of the market such as technology. As always at PIC we are focusing on those issues that continue to show revenue and earnings growth along with visibility for future sustainable earnings growth.

Question: What is the outlook for the near future for the market and the Fund?

Answer: During the third quarter we saw some sluggish earnings reports from a number of economically sensitive companies that would seem to reflect a slow but steady domestic outlook for the economy. We are seeing a rotation in the market toward companies with consistently growing revenues and earnings rather than a reliance on upside earnings surprises. The reasonable level of inflation currently along with the potential for near term reductions in interest rates appears positive for the Fund's holdings.

PIC SMALL CAP. GROWTH FUND
President's Message, continued;
[graphical material omitted]

PIC SMALL CAP. GROWTH FUND
Statement of Assets and Liabilities as of October 31, 1995

ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Investment in PIC Small Cap. Portfolio, at value                                                      $130,331,871
Prepaid insurance                                                                                            3,944
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                                           130,335,815



------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses        28,476



------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Applicable to 6,971,883 shares of beneficial interest outstanding                                     $130,307,339



------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                                 $ 18.69
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
SOURCE OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                       $ 91,160,399
Accumulated net investment loss                                                                           (939,274)
Accumulated net realized loss on investments                                                           (13,682,637)
Net unrealized appreciation of investments                                                              53,768,851
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                            $130,307,339
------------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

PIC SMALL CAP. GROWTH FUND
Statement of Operations Year ended October 31, 1995

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss from Portfolio                                                                      $ (488,787)

------------------------------------------------------------------------------------------------------------------------------------
Expenses
------------------------------------------------------------------------------------------------------------------------------------
         Administration fees (Note 3)                                                                      202,847
         Reports to shareholders                                                                             5,999
         Trustees' fees                                                                                     10,625
         Auditing fee                                                                                       10,001
         Legal fee                                                                                           9,223
         Transfer agent's fee                                                                                8,501
         Custody and accounting services fee                                                                 6,000
         Miscellaneous                                                                                       6,954
------------------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                                                    260,150
         Less, reimbursement/waiver by Provident Investment Counsel, Inc. (Note 3)                        (260,150)
------------------------------------------------------------------------------------------------------------------------------------
         Net expenses                                                                                         -0-
====================================================================================================================================

Net investment loss                                                                                       (488,787)


------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
         Net realized loss on investments                                                                 (792,768)
         Change in net unrealized appreciation of investments                                           39,983,063
------------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                 39,190,295


------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $ 38,701,508
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC SMALL CAP. GROWTH FUND
Statement of Changes in Net Assets


INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Year               Year
                                                                                      ended              ended
From operations:                                                                October 31, 1995   October 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net investment loss                                                                 $ (488,787)         $ (394,380)
Net realized loss on investments                                                      (792,768)        (12,561,378)
Change in unrealized appreciation of investments                                    39,983,063          11,985,084
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     38,701,508            (970,674)

====================================================================================================================================

Transactions in shares of beneficial interest:
         Purchases of 791,568 and 447,942 shares, respectively                      12,507,087           5,531,321
         Redemptions of 357,853 and 236,228 shares, respectively                    (5,217,154)         (2,824,393)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets resulting from share transactions                7,289,933           2,706,928

====================================================================================================================================

Total increase in net assets                                                        45,991,441           1,736,254

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   84,315,898          82,579,644
------------------------------------------------------------------------------------------------------------------------------------
End of year                                                                       $130,307,339        $ 84,315,898
------------------------------------------------------------------------------------------------------------------------------------



See Notes to Financial Statements.

PIC SMALL CAP. GROWTH FUND
Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year              Year        September 30, 1993*
                                                                   ended             ended             through
                                                             October 31, 1995  October 31, 1994   October 31, 1993
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                            $    12.90       $    13.05        $    12.83
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
            Net investment loss                                       (.07)            (.06)             (.01)
            Net realized and unrealized gain (loss)
                  on investments                                      5.86             (.09)              .23
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      5.79             (.15)              .22
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $    18.69       $    12.90        $    13.05
====================================================================================================================================

Total return                                                         44.88%           (1.15%)+          19.50%+++
====================================================================================================================================

Ratios/supplemental data:
Net assets, end of period (millions)                               $ 130.3           $ 84.3            $ 82.6
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:+**
            Expenses                                                  1.00%            1.00%             1.00%++
            Net investment loss                                       (.51%)           (.49%)            (.79%)++


*Commencement of operations.

+Net of expense reimbursements.

**Includes  the Fund's  shares of expenses,  net of expense  reimbursements  and
waivers,   allocated   from  PIC   Small  Cap.   Portfolio.   If  the  expense
reimbursements and waivers, with respect to the Fund and PIC Small Cap. Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.34%, 1.47% and 1.22%, respectively.

++Annualized.



See Notes to Financial Statements.

PIC SMALL CAP. GROWTH FUND
Notes to Financial Statements October 31, 1995

1 - ORGANIZATION
--------------------------------------------------------------------------------
      PIC Small Cap. Growth Fund (the "Fund") is one of six series of PIC Investment Trust (the "Trust"). The Trust was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Small Cap. Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. At October 31, 1995, the Fund owned 99.99% of the total net assets of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

     B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration
Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund, but waived its fee of $192,850 for the year ended October 31, 1995. PIC has voluntarily agreed to reimburse the Fund to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.00% of the Fund's average net assets. The amount of reimbursement for the year ended October 31, 1995 was $67,300.
ICAC receives an annual fee for its services at the rate of $10,000.

PIC SMALL CAP. GROWTH FUND
Notes to Financial Statements,  continued

     First Fund Distributors, Inc. (an affiliate of ICAC), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services.


4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the Fund's investment in the Portfolio aggregated $12,662,902 and $5,287,514, respectively.

PIC SMALL CAP. GROWTH FUND
Independent Auditor's Report
To the Board of Trustees of
      PIC Investment Trust
      and the Shareholders of
      PIC Small Cap. Growth Fund

      We have audited the accompanying statement of assets and liabilities of PIC Small Cap. Growth Fund (a series of PIC Investment Trust) as of October
31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period September 30, 1993 (commencement of operations) to October 31, 1993. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIC Small Cap. Growth Fund as of October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                                     McGladrey & Pullen, LLP

New York, New York
November 22, 1995

PIC SMALL CAP. PORTFOLIO
Statement of Net Assets as of October 31, 1995
EQUITY SECURITIES - 94.6%                                                                  Shares          Value
Aerospace/Defense .. 0.5%
------------------------------------------------------------------------------------------------------------------------------------
OEA, Inc.                                                                                   23,900   $     651,275
------------------------------------------------------------------------------------------------------------------------------------
Apparel & Shoes .. 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Eastbay, Inc.                                                                                4,000          85,000
------------------------------------------------------------------------------------------------------------------------------------
Audio/Video .. 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                                       14,595         673,194
------------------------------------------------------------------------------------------------------------------------------------
Bar Coding Systems .. 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Peak Technologies Group, Inc.                                                                6,800         171,700
------------------------------------------------------------------------------------------------------------------------------------
Beverages .. 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Big Rock Brewery Ltd.*                                                                      12,900         129,000
------------------------------------------------------------------------------------------------------------------------------------
Beverage/Food .. 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Redhook Ale Brewer, Inc.                                                                    12,800         377,600
------------------------------------------------------------------------------------------------------------------------------------
Bio Technology .. 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.                                                                   13,500         226,125
------------------------------------------------------------------------------------------------------------------------------------
Builder .. 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Palm Harbor Homes, Inc.                                                                     16,600         313,325
------------------------------------------------------------------------------------------------------------------------------------
Building Products .. 5.4%
------------------------------------------------------------------------------------------------------------------------------------
Fastenal Co.                                                                               204,000       7,101,750
------------------------------------------------------------------------------------------------------------------------------------
Business Services .. 2.8%
------------------------------------------------------------------------------------------------------------------------------------
Accustaff Inc.*                                                                             28,900       1,286,050
Apac Teleservices, Inc.                                                                     20,000         505,000
Dendrite International, Inc.                                                                11,000         191,125
Health Management Systems, Inc.                                                              9,750         312,000

PIC SMALL CAP. PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares          Value
Business Services, continued
------------------------------------------------------------------------------------------------------------------------------------
PMT Services, Inc.*                                                                         31,700       $ 851,938
Rural Metro Corp.                                                                           10,400         249,600
SPS Transaction Services Corp.                                                              12,000         316,500
------------------------------------------------------------------------------------------------------------------------------------
               Total Business Services                                                                   3,712,213
------------------------------------------------------------------------------------------------------------------------------------
Computer Hardware .. 1.8%
------------------------------------------------------------------------------------------------------------------------------------
Alantec Corp.                                                                               17,000         607,750
CDW Computers Centers, Inc.*                                                                25,100       1,217,350
Zebra Technologies Corp., Class A                                                            7,500         446,250
------------------------------------------------------------------------------------------------------------------------------------
               Total Computer Hardware                                                                   2,271,350
------------------------------------------------------------------------------------------------------------------------------------
Computer Services .. 2.8%
------------------------------------------------------------------------------------------------------------------------------------
Cambridge Technology Partners, Inc.                                                         14,700         834,225
Cycare Systems, Inc.                                                                         5,000         155,000
Datastream Systems, Inc.                                                                    13,700         304,825
Dataworks Corp.                                                                              7,000          97,125
Gartner Group, Inc., Class A                                                                14,000         610,750
HBO & Co.                                                                                    5,900         417,425
HCIA, Inc.                                                                                  18,100         493,225
Itron, Inc.                                                                                 19,600         568,400
------------------------------------------------------------------------------------------------------------------------------------
               Total Computer Services                                                                   3,480,975
------------------------------------------------------------------------------------------------------------------------------------
Computer Software .. 15.9%
------------------------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc.*                                                                     14,200         390,500
Astea International, Inc.                                                                   10,500         189,000
Avid Technology Inc.*                                                                       22,300         975,625
BDM International, Inc.                                                                     13,400         335,000
Computron Software, Inc.                                                                     4,600          78,200
Eagle Point Software Corp.                                                                   7,700         148,225
Electronics For Imaging, Inc.                                                               14,900       1,225,525
Epic Design Technology, Inc.*                                                               10,000         460,000
Fiserv, Inc.*                                                                               42,700       1,099,525

PIC SMALL CAP. PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares          Value
Computer Software, continued
------------------------------------------------------------------------------------------------------------------------------------
HNC Software, Inc.                                                                          10,200       $ 260,100
Hyperion Software Corp.                                                                     14,200         699,350
Integrated Systems, Inc.                                                                     2,000          70,000
McAfee Associates                                                                            6,700         390,275
Microchip Technology, Inc.                                                                  82,200       3,262,313
Netmanage, Inc.                                                                             12,000         244,500
Netscape Communications Corp.                                                                7,800         686,400
Network General Corp.*                                                                      27,200       1,128,800
Parametric Technology Corp.*                                                                58,400       3,905,500
Peoplesoft, Inc.*                                                                           16,400       1,410,400
Pinnacle Systems, Inc.                                                                       6,600         207,075
Platinum Technology, Inc.                                                                   12,200         222,650
Pure Software, Inc.                                                                          4,300         158,025
Smith Micro Software, Inc.                                                                  13,000         159,250
Softkey International, Inc.                                                                 20,300         639,450
Software Artistry, Inc.                                                                      3,800          62,700
Synopsys, Inc.*                                                                             42,200       1,582,500
Transactions Systems Architects, Inc.                                                       22,000         572,000
------------------------------------------------------------------------------------------------------------------------------------
               Total Computer Software                                                                  20,562,888
------------------------------------------------------------------------------------------------------------------------------------
Cosmetics and Soaps .. 0.1%
------------------------------------------------------------------------------------------------------------------------------------
USA Detergents, Inc.                                                                         7,000         178,500
------------------------------------------------------------------------------------------------------------------------------------
Credit & Finance .. 1.6%
------------------------------------------------------------------------------------------------------------------------------------
DVI, Inc.                                                                                   13,900         184,175
First USA, Inc.                                                                             37,000       1,702,000
General Acceptance Corp.                                                                     8,300         219,950
------------------------------------------------------------------------------------------------------------------------------------
               Total Credit & Finance                                                                    2,106,125
------------------------------------------------------------------------------------------------------------------------------------
Discount .. 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc.                                                                    26,800         723,600

PIC SMALL CAP. PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares          Value
Drugs .. 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.                                                                18,500       $ 827,875
------------------------------------------------------------------------------------------------------------------------------------
Educational Programs .. 1.0%
------------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., Class A                                                                 27,399         719,224
Minnesota Educational Computing Corp.                                                       18,200         564,200
------------------------------------------------------------------------------------------------------------------------------------
               Total Educational Programs                                                                1,283,424
------------------------------------------------------------------------------------------------------------------------------------
Electric Components/Semiconductors .. 9.0%
------------------------------------------------------------------------------------------------------------------------------------
Adflex Solutions, Inc.                                                                      13,700         363,050
Alliance Semiconductor Corp.*                                                                5,625         172,969
Atmel Corp.*                                                                               128,000       4,000,000
Brooks Automation Inc.                                                                      15,300         275,400
C.P. Clare Corp.                                                                            18,900         489,037
Electroglas, Inc.*                                                                          20,700       1,454,175
Information Storage Devices, Inc.                                                           16,800         365,400
Linear Technology Corp.                                                                     85,200       3,727,500
Mattson Technology, Inc.*                                                                   16,600         365,200
Ontrak Systems, Inc.                                                                         9,000         176,625
Paradigm Technology, Inc.                                                                   18,400         404,800
------------------------------------------------------------------------------------------------------------------------------------
               Total Electric Components/Semiconductors                                                 11,794,156
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment/Peripherals .. 0.9%
------------------------------------------------------------------------------------------------------------------------------------
American Superconductor Corp.*                                                              17,750         186,375
Anadigics, Inc.                                                                              9,800         218,050
Cybex Computer Products Corp.                                                                1,600          32,800
Eltron International, Inc.                                                                  11,800         383,500
Micros Systems, Inc.                                                                         8,600         320,350
------------------------------------------------------------------------------------------------------------------------------------
               Total Electrical Equipment/Peripherals                                                    1,141,075
------------------------------------------------------------------------------------------------------------------------------------
Electrical Products .. 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Chicago Miniature Lamp, Inc.                                                                13,500         236,250
Pacific Scientific Co.                                                                      21,700         458,413
------------------------------------------------------------------------------------------------------------------------------------
               Total Electrical Products                                                                   694,663

PIC SMALL CAP. PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares          Value
Electronics .. 2.9%
------------------------------------------------------------------------------------------------------------------------------------
Burr-Brown Corp.                                                                             6,700       $ 217,750
LAM Research Corp.*                                                                         14,100         858,338
Maxim Integrated Products, Inc.                                                             32,500       2,429,375
Plasma & Materials Technologies, Inc.                                                       11,500         132,250
Semitool, Inc.                                                                               7,700         125,125
------------------------------------------------------------------------------------------------------------------------------------
               Total Electronics                                                                         3,762,838
------------------------------------------------------------------------------------------------------------------------------------
Engineering & Construction .. 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Oakwood Homes Corp.                                                                         15,200         570,000
------------------------------------------------------------------------------------------------------------------------------------
Entertainment & Leisure .. 2.3%
------------------------------------------------------------------------------------------------------------------------------------
HFS, Inc.                                                                                   47,500       2,909,375
Sinclair Broadcasting Group, Inc., Class A                                                   4,000          83,000
------------------------------------------------------------------------------------------------------------------------------------
               Total Entertainment & Leisure                                                             2,992,375
------------------------------------------------------------------------------------------------------------------------------------
Financial Services .. 2.1%
------------------------------------------------------------------------------------------------------------------------------------
Advanta Corp., Class B                                                                      10,600         378,950
Bisys Group, Inc.*                                                                          23,100         646,800
Credit Acceptance Corp.*                                                                    44,400       1,043,400
Oxford Resources Corp.*                                                                     26,800         703,500
------------------------------------------------------------------------------------------------------------------------------------
               Total Financial Services                                                                  2,772,650
------------------------------------------------------------------------------------------------------------------------------------
Funeral Services .. 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc.                                                                       13,600         367,200
------------------------------------------------------------------------------------------------------------------------------------
Gaming .. 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Trump Hotels & Casino Resorts, Inc.                                                         18,700         317,900
------------------------------------------------------------------------------------------------------------------------------------
Health Industry Services .. 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Physician Reliance Network                                                                  25,300         841,225

PIC SMALL CAP. PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares          Value
Household Products .. 0.9%
------------------------------------------------------------------------------------------------------------------------------------
Blyth Industries, Inc.*                                                                     13,400       $ 676,700
Duracraft Corp.*                                                                            19,800         430,650
------------------------------------------------------------------------------------------------------------------------------------
               Total Household Products                                                                  1,107,350
------------------------------------------------------------------------------------------------------------------------------------
Industrials .. 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Continental Waste Industries, Inc.                                                          10,000         172,500
------------------------------------------------------------------------------------------------------------------------------------
Insurance .. 6.4%
------------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.*                                                               35,000       1,216,250
Healthsource, Inc.*                                                                         18,100         959,300
Oxford Health Plans, Inc.*                                                                  79,400       6,213,050
------------------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                           8,388,600
------------------------------------------------------------------------------------------------------------------------------------
Machinery/Tools .. 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Cognex Corp.                                                                                 8,400         501,900
------------------------------------------------------------------------------------------------------------------------------------
Manufacturing .. 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Ultralife Batteries, Inc.                                                                    6,900         139,725
------------------------------------------------------------------------------------------------------------------------------------
Medical/Dental Products ..0.9%
------------------------------------------------------------------------------------------------------------------------------------
Arrow International, Inc.                                                                   27,000       1,154,250
------------------------------------------------------------------------------------------------------------------------------------
Medical/Dental Services .. 1.8%
------------------------------------------------------------------------------------------------------------------------------------
Avecor Cardiovascular, Inc.                                                                 38,000         703,000
Compdent Corp.                                                                              19,100         594,487
Orthodontic Centers of America, Inc.                                                        13,500         432,000
Pediatrix Medical Group, Inc.                                                                8,900         192,463
Quintiles Transnational Corp.                                                                6,600         424,050
------------------------------------------------------------------------------------------------------------------------------------
               Total Medical/Dental Services                                                             2,346,000

PIC SMALL CAP. PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares          Value
Medical Instruments .. 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Angeion Corp.                                                                               25,700       $ 195,962
------------------------------------------------------------------------------------------------------------------------------------
Medical Products .. 5.7%
------------------------------------------------------------------------------------------------------------------------------------
Gulf South Medical Supply*                                                                  30,400         630,800
IDEXX Laboratories, Inc.*                                                                  110,700       4,511,025
Isolyser Company, Inc.*                                                                     29,400         525,525
Omnicare, Inc.                                                                              11,400         413,250
Target Therapeutics, Inc.*                                                                  17,500       1,356,250
------------------------------------------------------------------------------------------------------------------------------------
               Total Medical Products                                                                    7,436,850
------------------------------------------------------------------------------------------------------------------------------------
Medical Services .. 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Medpartners, Inc.                                                                            4,100         114,800
------------------------------------------------------------------------------------------------------------------------------------
Medical Specialties .. 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Neopath, Inc.                                                                                7,700         173,250
------------------------------------------------------------------------------------------------------------------------------------
Networking .. 1.9%
------------------------------------------------------------------------------------------------------------------------------------
Ascend Communications, Inc.                                                                 24,000       1,560,000
Fore Systems, Inc.                                                                          13,300         704,900
Legato Systems, Inc.                                                                         4,700         171,550
SDL, Inc.                                                                                    4,000         102,000
------------------------------------------------------------------------------------------------------------------------------------
               Total Networking                                                                          2,538,450
------------------------------------------------------------------------------------------------------------------------------------
Office Equipment/Supplies .. 1.6%
------------------------------------------------------------------------------------------------------------------------------------
Viking Office Products, Inc.*                                                               48,000       2,136,000
------------------------------------------------------------------------------------------------------------------------------------
Office Products .. 0.1%
------------------------------------------------------------------------------------------------------------------------------------
U.S. Office Products Co.                                                                    10,400         178,100
------------------------------------------------------------------------------------------------------------------------------------
Package Goods/Cosmetics .. 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Luxottica Group SPA Sponsored ADR                                                           18,900         921,375

PIC SMALL CAP. PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares          Value
Pharmaceuticals .. 0.3%
------------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.*                                                                      10,700       $ 406,600
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control .. 0.8%
------------------------------------------------------------------------------------------------------------------------------------
United Waste Systems, Inc.                                                                  11,600         458,200
USA Waste Services, Inc.                                                                    29,600         621,600
------------------------------------------------------------------------------------------------------------------------------------
               Total Pollution Control                                                                   1,079,800
------------------------------------------------------------------------------------------------------------------------------------
Publishing/Advertising .. 0.6%
------------------------------------------------------------------------------------------------------------------------------------
IVI Publishing Inc.*                                                                        29,200         292,000
United International Holdings, Class A*                                                     34,300         540,225
------------------------------------------------------------------------------------------------------------------------------------
               Total Publishing/Advertising                                                                832,225
------------------------------------------------------------------------------------------------------------------------------------
Radio, Television & Broadcasting .. 1.0%
------------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                                                         15,650       1,283,300
Emmis Broadcasting Corp., Class A                                                            2,000          53,000
------------------------------------------------------------------------------------------------------------------------------------
               Total Radio, Television & Broadcasting                                                    1,336,300
------------------------------------------------------------------------------------------------------------------------------------
Real Estate .. 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Insignia Financial Group, Class A*                                                          37,900       1,023,300
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment .. 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A*                                             24,000         483,000
Storage USA, Inc.                                                                            2,200          64,350
------------------------------------------------------------------------------------------------------------------------------------
               Total Real Estate Investment                                                                547,350
------------------------------------------------------------------------------------------------------------------------------------
Restaurants .. 2.0%
------------------------------------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon*                                                              30,200       1,166,475
Outback Steakhouse, Inc.*                                                                   33,000       1,035,375
Starbucks Corp.*                                                                            11,000         431,750
------------------------------------------------------------------------------------------------------------------------------------
               Total Restaurants                                                                         2,633,600

PIC SMALL CAP. PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares          Value
Retail .. 3.8%
------------------------------------------------------------------------------------------------------------------------------------
Concord EFS, Inc.                                                                           24,750       $ 853,875
Cooper & Chyan Technology, Inc.                                                              4,000          56,500
Creative Computers, Inc.                                                                     9,500         275,500
Just For Feet, Inc.                                                                         15,000         354,375
Kenneth Cole Productions, Class A*                                                          24,100         985,088
Sunglass Hut International, Inc.*                                                           92,200       2,512,450
------------------------------------------------------------------------------------------------------------------------------------
               Total Retail                                                                              5,037,788
------------------------------------------------------------------------------------------------------------------------------------
Specialty Chains .. 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Baby Superstore, Inc.*                                                                      18,450         871,762
Garden Ridge Corp.                                                                          17,700         632,775
------------------------------------------------------------------------------------------------------------------------------------
               Total Specialty Chains                                                                    1,504,537
------------------------------------------------------------------------------------------------------------------------------------
Technology .. 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Checkfree Corp.                                                                              5,500         116,188
Oak Technology, Inc.                                                                         6,800         372,300
Verity, Inc.                                                                                 3,000         110,250
------------------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                            598,738
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications .. 5.3%
------------------------------------------------------------------------------------------------------------------------------------
Active Voice, Corp.                                                                         15,700         412,125
Arch Communications Group                                                                   15,400         417,725
Aspect Telecommunications Corp.                                                             12,000         412,500
CAI Wireless Systems*                                                                       13,800         113,850
Cascade Communications Corp.                                                                17,000       1,211,250
Coherent Communications System Corp.                                                        24,400         500,581
Colonial Data Technologies Corp.                                                            14,300         196,625
DSP Communications, Inc.                                                                    20,200         732,250
Glenayre Technologies, Inc.*                                                                17,550       1,127,587
Inter-Tel, Inc., Class A                                                                    15,700         233,537
MIDCOM Communications, Inc.                                                                 17,000         255,000
MRV Communications, Inc.                                                                    20,300         385,700

PIC SMALL CAP. PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares          Value
Telecommunications, continued
------------------------------------------------------------------------------------------------------------------------------------

P-Com, Inc.                                                                                 34,200       $ 589,950
Pronet, Inc.                                                                                 8,000         204,000
Tel-Save Holdings, Inc.                                                                      6,500          90,187
------------------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications                                                                  6,882,867
------------------------------------------------------------------------------------------------------------------------------------
Textiles .. 2.7%
------------------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp.                                                                        93,700       3,572,313
------------------------------------------------------------------------------------------------------------------------------------
Transportation .. 0.2%
------------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.                                                                              6,500          96,687
Railtex Inc.*                                                                                5,500         114,125
------------------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                        210,812
------------------------------------------------------------------------------------------------------------------------------------
Wireless Services .. 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Wireless One, Inc.                                                                           9,900         116,325
------------------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (Cost $69,648,751)                                                   123,417,668
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER .. 4.7%
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.73%, 11/22/95                                                $  6,000,000       6,000,000
------------------------------------------------------------------------------------------------------------------------------------
               Total Commercial Paper (Cost $6,000,000)                                                  6,000,000
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS .. 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Government Securities, Inc., 5.56%, due 11/1/95
(Collateralized by $1,092,315 U.S. Treasury Note, 7.50%,
due 1/31/97) (Cost $1,060,500)                                                           1,060,500       1,060,500
------------------------------------------------------------------------------------------------------------------------------------
               Total Investments (Cost $76,709,251) 100.1%                                             130,478,168

PIC SMALL CAP. PORTFOLIO
Statement of Net Assets as of October 31, 1995
OTHER ASSETS - 0.4%
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          $ 43
Receivables:
      For investment securities sold                                                                       465,642
      Dividends and interest                                                                                13,467
Prepaid insurance       997
Deferred organization costs                                                                                 30,000
Other assets                                                                                                13,254
------------------------------------------------------------------------------------------------------------------------------------
               Total other assets                                                                          523,403
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES - (0.5%)
------------------------------------------------------------------------------------------------------------------------------------
Payable for investment securities purchased                                                                566,575
Accrued expenses                                                                                           102,979
------------------------------------------------------------------------------------------------------------------------------------
               Total liabilities                                                                           669,554
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                             $130,332,017
------------------------------------------------------------------------------------------------------------------------------------

*Non-incoming producing security.

See Notes to Financial Statements.

PIC SMALL CAP. PORTFOLIO
Statement of Operations Year ended October 31, 1995

INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
------------------------------------------------------------------------------------------------------------------------------------
         Dividends                                                                                       $ 241,548
         Interest                                                                                          234,038
------------------------------------------------------------------------------------------------------------------------------------
         Total income                                                                                      475,586
====================================================================================================================================

Expenses:
------------------------------------------------------------------------------------------------------------------------------------
         Investment advisory fee (Note 3)                                                                  771,499
         Administration fees                                                                                96,687
         Accounting services fee                                                                            66,383
         Custodian fee                                                                                      37,018
         Auditing fee                                                                                       20,498
         Trustees fees                                                                                      17,100
         Legal fee                                                                                           4,997
         Amortization of organization costs                                                                  9,998
         Miscellaneous                                                                                       6,907
------------------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                                                  1,031,087
         Less, reimbursement/waiver from Advisor (Note 3)                                                  (66,713)
------------------------------------------------------------------------------------------------------------------------------------
         Net expenses                                                                                      964,374
====================================================================================================================================

Net investment loss                                                                                       (488,788)


------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
         Net realized loss from security transactions                                                     (792,768)
         Change in net unrealized appreciation of investments for the period                            39,983,109
------------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                 39,190,341


------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $38,701,553
------------------------------------------------------------------------------------------------------------------------------------



See Notes to Financial Statements.

PIC SMALL CAP. PORTFOLIO
Statement of Changes in Net Assets

INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Year              Year
                                                                                ended             ended
From operations:                                                          October 31, 1995  October 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
      Net investment loss                                                     $ (488,788)       $ (394,381)
      Net realized loss on investments                                          (792,768)      (12,561,396)
      Change in unrealized appreciation of investments                        39,983,109        11,985,101
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations         38,701,553          (970,676)

====================================================================================================================================

Transactions in interests:
      Contributions by Holders                                                12,662,902         5,598,213
      Withdrawals by Holders                                                  (5,287,514)       (2,952,207)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from transactions in interests                7,375,388         2,646,006

====================================================================================================================================

Total increase in net assets                                                  46,076,941         1,675,330


------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                             84,255,076        82,579,746
------------------------------------------------------------------------------------------------------------------------------------
End of year                                                                 $130,332,017       $84,255,076
------------------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

PIC SMALL CAP. PORTFOLIO
Notes to Financial Statements  October 31, 1995

1 - ORGANIZATION
--------------------------------------------------------------------------------
      PIC Small Cap. Portfolio (the "Portfolio") was organized on March 22, 1993 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable Interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.
2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

     A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. Deferred Organization Expense. Organization costs of the Portfolio are being amortized on a straight line basis over a period of sixty months. During the amortization period the proceeds of any redemption of the original Interests in the Portfolio by any Holder thereof will be reduced by a pro rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

     D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is
recorded  on  the   ex-dividend   date.

3  -   TRANSACTIONS   WITH   AFFILIATES
--------------------------------------------------------------------------------
The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Portfolio and furnish office facilities. PIC receives a fee for its services to the Portfolio at the rate of 0.80% of the average daily net assets of the Portfolio. PIC has voluntarily agreed to limit the total expenses of the Portfolio to an annual rate of 1.00% of the Portfolio's average net assets. During the year ended October 31, 1995, PIC received $704,786 in fees from the Portfolio, after deducting fees waived and expenses reimbursed of $66,713. ICAC receives an annual fee for its services at the rate of .10% of average daily net assets of the Portfolio. Fees paid to ICAC pursuant to the agreement totalled $96,687 for the year ended October 31, 1995.

PIC SMALL CAP. PORTFOLIO
Notes to Financial Statements, continued

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      During the year ended October 31, 1995, purchases and sales of investment securities, other than short-term obligations, were $46,938,148 and $42,275,581, respectively. The cost of securities for federal income tax purposes was $76,730,851. The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

            Unrealized appreciation                         $55,430,938
            Unrealized depreciation                          (1,683,622)
--------------------------------------------------------------------------------
            Net unrealized appreciation                     $53,747,316
================================================================================

5 - SELECTED RATIO DATA

------------------------------------------------------------------------------------------------------------------------------------
                                                                Year                Year         September 30, 1993*
                                                                ended               ended              through
                                                          October 31, 1995    October 31, 1994    October 31, 1993
------------------------------------------------------------------------------------------------------------------------------------


            Ratios to average net assets:++
                   Operating expenses                         1.00%+               1.00%               1.00%+
                   Net investment loss                        (.51%)+              (.49%)              (.79%)+

            Portfolio turnover rate                          45.45%               63.89%               6.06%






+Annualized.

++Net of expense reimbursements equivalent to 0.07%, 0.10% and 0.11% of average net assets, respectively.

*Commencement of Operations.

PIC SMALL CAP. PORTFOLIO
Independent Auditor's Report
To the Board of Trustees of,
      and the holders of Interests in,
      PIC Small Cap. Portfolio

      We have audited the accompanying statement of assets of PIC Small Cap. Portfolio as of October 31, 1995, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PIC Small Cap. Portfolio as of October 31, 1995, the results of its operations and the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.



                                                     McGladrey & Pullen, LLP

New York, New York
November 22, 1995

PIC SMALL CAP. GROWTH FUND
Trustees and Officers

TRUSTEES AND OFFICERS - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - PIC SMALL CAP. PORTFOLIO
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL - PIC SMALL CAP. PORTFOLIO
--------------------------------------------------------------------------------
Heller, Ehrman, White & McAuliffe


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP









This report is intended for the information of shareholders of PIC Small Cap. Growth Fund and should not be used as sales literature unless preceded or accompanied by a current prospectus.